Geographic information - Assets per Geographic Segment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Property and equipment	$ 19,491	$ 16,456
Right-of-use assets	20,973	25,539	$ 21,206
Intangible assets	311,450	409,568
Goodwill	1,350,645	2,104,368	$ 971,939
Canada
Disclosure of geographical areas [line items]
Property and equipment	13,499	10,356
Right-of-use assets	8,468	10,062
Intangible assets	56	990
Goodwill	1,350,645	2,104,368
United States
Disclosure of geographical areas [line items]
Property and equipment	974	1,155
Right-of-use assets	3,259	6,079
Intangible assets	237,641	303,393
Goodwill	0	0
New Zealand
Disclosure of geographical areas [line items]
Property and equipment	611	656
Right-of-use assets	152	517
Intangible assets	58,948	75,892
Goodwill	0	0
Germany
Disclosure of geographical areas [line items]
Property and equipment	298	288
Right-of-use assets	1,109	1,312
Intangible assets	9,227	16,594
Goodwill	0	0
Other
Disclosure of geographical areas [line items]
Property and equipment	4,109	4,001
Right-of-use assets	7,985	7,569
Intangible assets	5,578	12,699
Goodwill	$ 0	$ 0